Form N-1A Cover	Nov. 04, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	TCW ETF TRUST
Entity Central Index Key	0001831313
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 04, 2025
Prospectus Date	Nov. 04, 2025